CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Operating activities:
Net income (loss)	$ 461	$ (4,666)
Adjustments required to reconcile net income (loss) to net cash provided by operating activities:
Depreciation	266	239
Stock based compensation	1,990	1,650
Amortization of intangible assets	471	673
Accrued interest on short term deposits	(111)
Change in:
Accrued severance pay, net	(5)	318
Trade receivables	(274)	1,207
Other accounts receivable and prepaid expenses	(542)	(527)
Other long term assets	(25)	(1)
Trade payables	350	434
Deferred revenues	4,107	2,166
Employees and payroll accruals	(658)	(315)
Accrued expenses and other current liabilities	(1,273)	(181)
Deferred commissions costs	(1,253)
Liabilities presented at fair value		(219)
Change in deferred taxes, net	439	406
Net cash provided by operating activities	3,943	1,184
Investing activities:
Investment in bank deposits	(18,000)
Purchase of property and equipment	(390)	(320)
Net cash used in investing activities	(18,390)	(320)
Financing activities:
Proceeds from exercise of stock options	446	213
Payment of contingent consideration		(271)
Net cash provided by (used in) financing activities	446	(58)
Foreign currency translation adjustments on cash and cash equivalents	(87)	22
Increase (decrease) in cash and cash equivalents	(14,088)	828
Cash and cash equivalents at the beginning of the year	29,087	9,166
Cash and cash equivalents at the end of the period	14,999	9,994
Supplemental disclosure of cash flow activities:
Cash paid during the year for taxes	2,074	1,204
Supplemental disclosure of non-cash financing activities:
Receivables on account of shares	$ 311